THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR AGGRESSIVE VALUE ETF

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value
FRANCE — 4.6%
AEROSPACE/DEFENSE EQUIPMENT — 4.6%
Airbus ADR	53,720	$3,138,323
TOTAL FRANCE		3,138,323

JAPAN — 7.4%
ENTERTAINMENT — 4.0%
Nintendo ADR	228,800	2,704,416

LEISURE EQUIPMENT & PRODUCTS — 3.4%
Shimano ADR	188,000	2,361,280
TOTAL JAPAN		5,065,696

UNITED KINGDOM — 1.9%
BEVERAGES — 1.9%
Diageo ADR	14,922	1,314,031
TOTAL UNITED KINGDOM		1,314,031

UNITED STATES — 85.4%
AEROSPACE/DEFENSE EQUIPMENT — 2.2%
Honeywell Aerospace *	7,213	1,491,216

AIRLINES — 8.0%
Delta Air Lines	30,242	2,644,360
Southwest Airlines	62,075	2,791,513
		5,435,873
AUTO COMPONENTS — 3.0%
Aptiv *	35,813	2,022,360

BEVERAGES — 2.1%
Constellation Brands, Cl A	10,943	1,425,107

BROADLINE RETAIL — 3.4%
Amazon.com *	8,500	2,308,430

BUILDING PRODUCTS — 2.4%
Masco	22,483	1,607,085

CAPITAL MARKETS — 7.1%
CME Group	10,346	2,770,555
Intercontinental Exchange	13,330	2,032,559
		4,803,114
CONGLOMERATE — 2.6%
Honeywell International	7,213	1,753,120

CONSTRUCTION MATERIALS — 3.4%
Amrize Ltd	47,750	2,335,453

CONSUMER FINANCE — 2.5%
American Express	5,123	1,722,609

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.9%
Ingram Micro Holding	46,045	1,298,929

GROUND TRANSPORTATION — 10.5%
Fedex Freight Holding *	8,257	1,160,356
Uber Technologies *	45,760	3,219,674
Union Pacific	9,450	2,760,628
		7,140,658
HEALTH CARE EQUIPMENT & SERVICES — 7.2%
Align Technology *	14,624	2,473,796
Medtronic	28,750	2,454,962
		4,928,758
HEALTH CARE PROVIDERS & SERVICES — 8.9%
Centene *	25,865	1,609,320
Elevance Health	8,000	3,006,720

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR AGGRESSIVE VALUE ETF

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — continued
Labcorp Holdings	4,775	$1,476,430
		6,092,470
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Cl A	6,196	2,206,581

MEDIA — 4.7%
Omnicom Group	25,000	1,967,500
Versant Media Group	33,526	1,206,594
		3,174,094
OIL, GAS & CONSUMABLE FUELS — 1.8%
Chevron	6,168	1,214,047

PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb	46,557	3,040,638

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
Zillow Group, Cl A *	55,710	1,932,580

SOFTWARE — 3.2%
Nutanix, Cl A *	36,510	2,154,455
TOTAL UNITED STATES		58,087,577

TOTAL COMMON STOCK
(Cost $58,804,263)		67,605,627

TOTAL INVESTMENTS — 99.3%
(Cost $58,804,263)		$67,605,627

Percentages are based on Net Assets of $68,057,894.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

CMB-QH-010-3800

2